Use of Accounting Estimates and Judgments	12 Months Ended
Mar. 31, 2020
Use of accounting estimates and judgments [Abstract]
Disclosure of accounting judgements and estimates
4.	Use of Accounting Estimates and Judgments
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets, liabilities, revenues, and expenses. These estimates and assumptions may differ from the actual results.
These estimates and underlying assumptions are reviewed by management on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The NEC Group has assessed the impact of significant uncertainty introduced by the
COVID-19
pandemic on its accounting estimates and judgments based upon the information currently available. The areas for which the estimate of potential effects of the
COVID-19
and various governments’ counter-measures on future macroeconomic conditions was of particular importance as of March 31, 2020, are the recoverable amount in the impairment testing of non-financial
assets, and the recoverability of deferred tax assets. Given the uncertainties associated with the nature of the
COVID-19
pandemic, it is extremely difficult to estimate the ultimate impact of the outbreak. While the NEC Group’s operating results may be temporarily adversely impacted, management has determined that the impact of the
COVID-19
pandemic on the NEC Group’s long-term operating results would not be significant, considering the business environment in the ICT industry in which the NEC Group operates, where the management of the NEC Group expects a strong demand for investments in IT infrastructures, such as DX (Digital Transformation) in response to coming changes in society after the
COVID-19
crisis.
While there was not a material impact to the consolidated financial statements as of and for the fiscal year ended March 31, 2020, as events continue to evolve and additional information becomes available, actual results and outcomes in future reporting periods may differ materially from the managements of the NEC Group’s estimates.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:

•	Fair Value of Financial Instruments (Note 32)

•	Recoverable Amount in Impairment Test of Non-financial Assets (Note 10)

•	Actuarial Assumptions of Post-retirement Benefits (Note 22)

•	Recognition and Measurement of Provisions (Note 23)

•	Revenue Recognition (Note 26)

•	Recoverability of Deferred Tax Assets (Note 13)

•	Identification of Lease and Determination of Lease T erm (Note 33)